Fair Value Measurements - Significant Unobservable Inputs for Level 3 - GMWB and FIA Embedded Derivatives (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Level 2
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Period of historical returns		10 years
Withdrawal Utilization | Minimum | Living Benefits Required to be Fair Valued and the GMWB Reinsurance Derivative | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value unobservable input	0.00%		0.00%
Withdrawal Utilization | Maximum | Living Benefits Required to be Fair Valued and the GMWB Reinsurance Derivative | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value unobservable input	100.00%		100.00%
Withdrawal Utilization | Weighted Average | Living Benefits Required to be Fair Valued and the GMWB Reinsurance Derivative | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value unobservable input	62.00%		62.00%
Withdrawal Rates | Minimum | Living Benefits Required to be Fair Valued and the GMWB Reinsurance Derivative | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value unobservable input	4.00%		4.00%
Withdrawal Rates | Minimum | FIA embedded derivative | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value unobservable input	0.00%
Withdrawal Rates | Maximum | Living Benefits Required to be Fair Valued and the GMWB Reinsurance Derivative | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value unobservable input	8.00%		8.00%
Withdrawal Rates | Maximum | FIA embedded derivative | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value unobservable input	16.00%
Withdrawal Rates | Weighted Average | Living Benefits Required to be Fair Valued and the GMWB Reinsurance Derivative | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value unobservable input	6.00%		6.00%
Withdrawal Rates | Weighted Average | FIA embedded derivative | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value unobservable input	2.00%
Lapse Rates | Minimum | Living Benefits Required to be Fair Valued and the GMWB Reinsurance Derivative | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value unobservable input	0.00%		0.00%
Lapse Rates | Minimum | FIA embedded derivative | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value unobservable input	1.00%
Lapse Rates | Maximum | Living Benefits Required to be Fair Valued and the GMWB Reinsurance Derivative | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value unobservable input	48.00%		55.00%
Lapse Rates | Maximum | FIA embedded derivative | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value unobservable input	34.00%
Lapse Rates | Weighted Average | Living Benefits Required to be Fair Valued and the GMWB Reinsurance Derivative | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value unobservable input	5.00%		5.00%
Lapse Rates | Weighted Average | FIA embedded derivative | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value unobservable input	6.00%
Reset Elections | Minimum | Living Benefits Required to be Fair Valued and the GMWB Reinsurance Derivative | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value unobservable input	0.00%		0.00%
Reset Elections | Maximum | Living Benefits Required to be Fair Valued and the GMWB Reinsurance Derivative | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value unobservable input	99.00%		99.00%
Reset Elections | Weighted Average | Living Benefits Required to be Fair Valued and the GMWB Reinsurance Derivative | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value unobservable input	8.00%		8.00%
Equity Volatility | Minimum | Other Contract | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value unobservable input	11.00%		16.00%
Equity Volatility | Maximum | Other Contract | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value unobservable input	25.00%		28.00%
Equity Volatility | Weighted Average | Other Contract | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value unobservable input	21.00%		21.00%
Option Budgets | Minimum | FIA embedded derivative | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value unobservable input	1.00%
Option Budgets | Maximum | FIA embedded derivative | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value unobservable input	4.00%
Option Budgets | Weighted Average | FIA embedded derivative | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value unobservable input	2.00%
Credit Standing Adjustment | Minimum | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value unobservable input	0.03%		0.18%
Credit Standing Adjustment | Minimum | FIA embedded derivative | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value unobservable input	0.01%
Credit Standing Adjustment | Maximum | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value unobservable input	0.15%		0.45%
Credit Standing Adjustment | Maximum | FIA embedded derivative | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value unobservable input	0.08%
Credit Standing Adjustment | Weighted Average | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value unobservable input	0.09%		0.34%
Credit Standing Adjustment | Weighted Average | FIA embedded derivative | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value unobservable input	0.05%